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APPENDIX I
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              AMENDED FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

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  1.    Name and address of issuer:
        BT Institutional Funds
        One South Street
        Baltimore, Maryland 21202

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  2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [_]
        Institutional Cash Management Fund
        Institutional Cash Reserves
        Institutional Treasury Money
        Institutional Equity 500 Index Fund
        Institutional Liquid Assets Fund
        (Due to a clerical error, Institutional Treasury Assets Fund was included in the initial filing. Institutional Treasury Assets Fund does not offer its shares publicly, and, therefore, does not register its securities pursuant to Rule 24f-2.)

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  3.    Investment Company Act File Number:  811-6071


        Securities Act File Number:          33-34079

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  4(a). Last day of fiscal year for which this Form is filed:  December 31, 1999



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  4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the Issuer's fiscal year).
            (See Instruction A.2)


  Note: If the Form is being filed late, interest must be paid on the registration fee due.

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  4(c). [_] Check box if this is the last time the Issuer will be filing this Form.



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SEC 2393 (9-97)

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   5. Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during
             the fiscal year pursuant to section 24(f):        $ 107,753,672,839
                                                                 ---------------

      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:               $ 107,088,532,528
                                                                 ---------------

      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the Commission: $         -
                                                           ----------

      (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii):                      $ 107,088,532,528
                                                                 ---------------

      (v)    Net sales -- if item 5(i) is greater than item
             5(iv) [subtract Item 5(iv) from Item 5(i)]:       $     665,140,311
                                                                 ---------------

   -----------------------------------------------------------------
   |                                                               |
   |  (vi)   Redemption credits available for use in    $        - |
   |         future years -- if Item 5(i) is less than   --------- |
   |         Item 5(iv) [subtract Item 5(iv) from Item             |
   |         5(i)]                                                 |
   |                                                               |
   -----------------------------------------------------------------

      (vii)  Multiplier for determining registration fee
             (See Instruction C.9):                            x 0.000264
                                                                 --------

      (viii) Registration fee due** [multiply Item 5(v) by
             Item 5(vii)] (enter "0" if no fee is due):  =     $ 175,597.04
                                                                 ==========

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   6. Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares of other units) deducted here:
      __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                                                                 ---------
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   7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                             + $               0
                                                                      ----------

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   8. Total of the amount of the registration fee due plus any interest due** [line 5(viii) plus line 7]:

                                                             = $ 175,597.04
                                                                 ==========

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   9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

                         [X]   Wire Transfer
                         [_]   Mail or other means

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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


      By (Signature and Title)*  /s/ Daniel O. Hirsch
                               ---------------------------------
                                 Daniel O. Hirsch
                                 Secretary
                               ---------------------------------

      Date  May 18, 2000
            ---------------------------

  *Please print the name and title of the signing officer below the signature.

 **This fee was already paid in connection with a filing made on March 28, 2000 for BT Institutional Funds (1933 Act No. 33-34079; CIK:000862157:Accession No. 0000950169-00-000245)